Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Segment Performance

Segment Performance

Year Ended December 31, 2025 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$5,617,119	$—
Other income	2,262,618	1,467,231	—
Total income	2,262,618	7,084,350	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(2,500,423)	—
Administrative and other expenses	(16,844,785)	(1,797,580)	—
Depreciation and amortization expenses	(3,702,059)	(868,797)	—
Research and development costs	(5,285,027)	(385,560)	—
Employee benefits expense	(17,402,947)	(6,607,848)	—
Borrowing costs	(1,432,431)	(389,166)	—
Impairment of property, plant and equipment	—	(7,349,147)	—
Loss on disposal of asset	—	—	(878,036)
Segment net loss before tax	$(42,404,631)	$(12,814,171)	$(878,036)

Aggregated Segment net loss before tax	$(56,096,838)
Interest income	1,089,634
Foreign currency (loss) gain	1,834,551
Administrative and other expenses	(2,688,237)
Employee benefits expense	(16,685)
Share based compensation	1,142,636
Borrowing costs	(10,124,844)
Loss on extinguishment of convertible notes	(32,940,662)
(Loss)/gain on fair value of derivative financial instruments	5,100,800
Net loss before tax	$(92,699,645)

Year Ended December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$5,854,424	$—
Other income	959,122	1,933,064	—
Total income	959,122	7,787,488	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(1,770,517)	—
Administrative and other expenses	(11,679,814)	(2,252,663)	—
Depreciation and amortization expenses	(3,562,475)	(1,006,494)	—
Research and development costs	(4,127,248)	(722,322)	—
Employee benefits expense	(15,106,300)	(8,474,395)	—
Borrowing costs	(1,445,374)	(345,394)	—
Segment net loss before tax	$(34,962,089)	$(6,784,297)	$—

Aggregated Segment net loss before tax	$(41,746,386)
Interest income	1,370,930
Other income	10,063
Other expenses	(1,175,499)
Administrative and other expenses	(5,986,817)
Employee benefits expense	(52,223)
Loss on equity investment securities at fair value through profit or loss	(15,308,187)
Share based compensation	(5,523,560)
Borrowing costs	(1,776,230)
(Loss)/gain on fair value of derivative financial instruments	(4,536,546)
Net loss before tax	$(74,724,455)

Year Ended December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$8,054,529	$—
Other income	37,360	1,936,862	—
Total income	37,360	9,991,391	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(2,817,269)	—
Administrative and other expenses	(9,658,074)	(2,686,861)
Impairment losses	—	—	—
Depreciation and amortization expenses	(3,798,626)	(941,509)	—
Research and development costs	(5,458,721)	(291,853)
Employee benefits expense	(10,196,303)	(8,221,139)	—
Borrowing costs	(1,408,421)	(474,829)
Segment net loss before tax	$(30,482,785)	$(5,442,069)	$—

Aggregated Segment net loss before tax	$(35,924,854)
Interest income	1,611,128
Other income	24,550
Other expenses	1,359,866
Administrative and other expenses	(6,518,961)
Employee benefits expense	(1,922,438)
Loss on equity investment securities at fair value through profit or loss	0
Share based compensation	(5,621,969)
Borrowing costs	(980,852)
(Loss)/gain on fair value of derivative financial instruments	1,525,320
Net loss before tax	$(46,448,210)

[1]See Note 3 - Revenue, for segment revenue by product line for the year ended December 31, 2025, 2024 and 2023.

Schedule of Segment Assets

Segment Assets

At December 31, 2025 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$261,763,504	$7,964,870	$—	$13,190,895	$282,919,269

At December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$169,314,731	$15,235,436	$2,049,907	$39,495,467	$226,095,541

Schedule of Segment Liabilities

Segment liabilities

December 31, 2025 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$44,838,601	$7,964,870	$—	$68,444,726	$121,248,197

December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$44,383,959	$8,085,044	$—	$36,036,281	$88,505,284